Related Party Transactions and Balances (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Nature of Relationships with Related Parties

Nature of relationships with related parties:

Name	Relationship with the Company
Mr. Haogang Yang	Director of the Company
Mori Enterprise Management (Beijing) Partnership	Controlled by Mr. Haogang Yang
Qi Fei Shanghai Technology Co., Ltd.	Controlled by Mr. Haogang Yang
Mr. Chen Chen	CFO of the Company

Schedule of Balances with Related Parties

As of September 30, 2025 and 2024, the balances with related parties were as follows:

	As of September 30,
	2025	2024
	US$	US$
Due to a related party
Mr. Haogang Yang	$22,846	$50,380

Due from related parties
Mori Enterprise Management (Beijing) Partnership	$140	$142
Qi Fei Shanghai Technology Co., Ltd.	19,244	19,523
Mr. Chen Chen	6,949	—
Total	$26,333	$19,665